Income taxes (Details Narrative)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
India [Member] | Bottom of range [member]
Reserve Quantities [Line Items]
Applicable tax rate	25.17%	25.17%	26.00%
India [Member] | Top of range [member]
Reserve Quantities [Line Items]
Applicable tax rate	31.20%	31.20%	31.20%
Singapore [Member]
Reserve Quantities [Line Items]
Applicable tax rate	17.00%	17.00%	17.00%